OMB APPROVAL
OMB Number: 3235-0578 Expires: April 30, 2013 Estimated average burden hours per response: 5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-06362
Invesco Van Kampen Municipal Trust

(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 07/31/10

Item 1. Schedule of Investments.

Invesco Van Kampen Municipal Trust
Quarterly Schedule of Portfolio Holdings
July 31, 2010

invesco.com/us	VK-CE-MUNI-QTR-1 07/10	Invesco Advisers, Inc.

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 159.0%
	Alabama 2.1%
$2,150	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$2,214,457
3,695	Gadsden, AL Wts, Ser B (AMBAC Insd)	5.250	08/01/21	3,989,972
1,300	Hlthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	1,366,456
1,725	Huntsville-Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,334,236
1,950	Selma, AL Indl Dev Brd Rev Gulf Opportunity Zone Intl Paper Co Proj, Ser A	6.250	11/01/33	2,046,096

				10,951,217

	Alaska 0.7%
1,000	Matanuska-Susitna Boro, AK Ctf Partn Pub Safety Bldg Lease (AGM Insd)	5.750	03/01/16	1,003,950
3,870	Northern Tob Sec Corp AK Tob Settlement Rev Asset Bkd, Ser A	5.000	06/01/46	2,502,458

				3,506,408

	Arizona 4.3%
1,425	Arizona Cap Fac Fin Corp Student Hsg Rev AZ St Univ Proj	6.250	09/01/32	1,385,057
1,700	Arizona St Trans Brd Hwy Rev, Ser B	5.000	07/01/25	1,886,796
2,545	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	2,800,518

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$500	Glendale, AZ Indl Dev Auth Midwestern Univ	5.000%	05/15/35	$498,555
1,100	Glendale, AZ Indl Dev Auth Midwestern Univ	5.125	05/15/40	1,105,379
1,090	Glendale, AZ Indl Dev Auth Rfdg	5.000	12/01/35	1,004,718
1,035	Goodyear, AZ McDowell Rd Coml Corridor Impt Dist Impt (AMBAC Insd)	5.250	01/01/32	1,040,548
2,150	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	2,362,097
1,225	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,275,936
625	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500	06/01/34	663,406
715	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	764,085
640	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.000	01/01/39	653,203
610	Phoenix, AZ Indl Dev Auth Ed Rev Career Success Sch Proj	7.125	01/01/45	625,836
2,300	Pima Cnty, AZ Indl Dev Auth Wtr & Waste Wtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	2,297,999
2,050	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,237,350
2,340	University of AZ Med Ctr Corp	5.000	07/01/35	2,167,261

				22,768,744

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California 21.8%
$4,000	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (AGM Insd)	*	09/01/20	$2,495,480
2,100	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250%	09/01/35	1,867,152
2,500	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (a)	5.000	04/01/34	2,596,050
2,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (a)	5.000	04/01/39	2,057,600
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1	5.000	04/01/39	4,115,200
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F-1 (a)	5.125	04/01/39	4,168,800
800	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	322,536
1,000	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	1,081,670
3,000	California Hsg Fin Agy Rev Home Mtg, Ser G (a)	4.950	08/01/23	2,824,230
2,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	1,872,100
6,000	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT) (a)	4.800	08/01/36	4,869,300
3,150	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.300	08/01/23	3,109,270

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,700	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT)	5.450%	08/01/28	$3,528,690
1,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser B (AMT)	5.000	07/01/27	1,004,310
510	California St (AMBAC Insd)	5.125	10/01/27	510,138
775	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	863,412
975	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	1,081,129
975	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	1,071,974
575	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	628,078
975	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	1,058,080
1,900	California St Econ Recovery Rfdg, Ser A	5.250	07/01/21	2,170,788
1,995	California St Pub Wks Brd UCLA Replacement Hosp, Ser A (AGM Insd)	5.375	10/01/20	2,079,608
5,000	California St Univ Rev Sys Wide, Ser A (AMBAC Insd)	5.000	11/01/23	5,240,350
1,150	California St Var Purp	5.750	04/01/31	1,231,109
2,615	California St Vet, Ser CD (AMT)	4.600	12/01/32	2,275,730
1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (d)	5.125	04/01/37	898,890
1,800	California Statewide Cmnty Dev Auth Rev Hlth Fac Adventist Hlth, Ser A	5.000	03/01/30	1,791,018

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,300	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000%	04/01/19	$1,449,305
2,805	California Statewide Cmnty Dev Auth Rev Sutter Hlth, Ser A	5.000	11/15/43	2,665,423
440	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	387,983
27,810	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg	*	01/15/33	5,976,369
18,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg (NATL Insd)	*	01/15/25	6,888,420
1,420	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	1,235,613
6,905	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	4,918,155
4,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A	5.000	06/01/45	3,656,440
5,000	Golden St Tob Sec Corp CA Tob Settlement Rev Enhanced, Ser A (FGIC Insd)	5.000	06/01/35	4,682,450
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/37	800,340
1,000	Los Angeles, CA Hbr Dept Rev Rfdg, Ser C	5.000	08/01/31	1,047,230
1,200	Los Angeles, CA Uni Sch Dist, Ser D	5.000	07/01/22	1,332,972

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$2,500	Metropolitan Wtr Dist Southn CA Wtrwks Rev Auth, Ser A	5.000%	01/01/34	$2,668,850
145	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (d)	5.500	03/01/18	137,786
1,125	Palomar Pomerado Hlthcare Dist CA Ctf Partn	6.750	11/01/39	1,230,052
1,550	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,276,998
1,375	San Bernadino, CA Jt Pwr Fin Auth Alloc Rev Cent City Merged Proj Rfdg, Ser A (AMBAC Insd)	5.750	07/01/20	1,513,559
1,200	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)	6.500	05/01/19	1,280,520
1,000	San Joaquin Hills, CA Trans Corridor Agy Toll Rd Rev Cap Apprec Rfdg, Ser A (NATL Insd)	*	01/15/27	273,470
1,000	San Joaquin Hills, CA Trans Corridor Agy Toll Rd Rev Cap Apprec Rfdg, Ser A (NATL Insd)	*	01/15/28	251,910
4,290	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.375	06/01/38	3,266,835
3,050	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd, Ser A-1	5.500	06/01/45	2,093,795

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,200	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000%	06/01/37	$2,347,520
6,600	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	4,237,200
2,100	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	2,240,637

				114,672,524

	Colorado 2.6%
350	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.250	07/01/27	317,825
425	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300	07/01/37	340,982
4,875	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C-5 (AGM Insd) (a)	5.000	09/01/36	4,946,614
1,000	Colorado Hlth Fac Auth Rev Evangelical Lutheran, Ser A	5.250	06/01/34	964,370
3,700	Colorado Hlth Fac Auth Rev Hlth Fac Evangelical Lutheran	5.000	06/01/35	3,436,597
1,125	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	1,224,202
100	Jefferson Cnty, CO Residential Mtg Rev (e)	9.000	09/01/12	117,390
340	Jefferson Cnty, CO Residential Mtg Rev (e)	11.500	09/01/10	343,227
220	Jefferson Cnty, CO Residential Mtg Rev (e)	11.500	09/01/11	246,259

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$970	Montezuma Cnty, CO Hosp Dist Hlth Fac Enterprise Hosp Rfdg	5.900%	10/01/37	$842,018
1,000	Platte Riv Pwr Auth CO Pwr Rev, Ser HH	5.000	06/01/26	1,114,320

				13,893,804

	Connecticut 0.8%
2,840	Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt, Ser A (ACA Insd) (AMT)	6.600	07/01/24	2,722,282
1,450	Hamden, CT Fac Rev EFPRBS Whitney Ctr Proj, Ser B	6.125	01/01/14	1,445,288

				4,167,570

	District of Columbia 2.9%
2,400	District Columbia Hosp Rev Sibley Mem Hosp	6.375	10/01/34	2,588,856
775	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	825,181
1,575	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/34	1,645,765
4,000	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (AGM Insd)	5.500	10/01/41	4,247,560
700	District of Columbia Hosp Rev Sibley Mem Hosp	6.500	10/01/29	772,079
5,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.125	10/01/26	5,061,000

				15,140,441

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida 13.6%
$1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.250%	11/15/17	$983,590
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	899,650
335	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	296,787
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	219,312
1,320	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,281,179
3,380	Brevard Cnty, FL Hlth Fac Hlth First Inc Proj (NATL Insd)	5.125	04/01/31	3,228,373
5,000	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.000	06/01/14	5,315,200
2,200	Citizens Ppty Ins Corp FL High Risk Sr Sec, Ser A-1	5.250	06/01/17	2,327,864
365	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	377,410
5,000	Florida St Dept Trans Tpk Rev, Ser A (a)	5.000	07/01/29	5,228,450
1,895	Gulf Breeze, FL Rev Loc Govt (FGIC Insd) (b)	5.625	12/01/20	1,925,737
855	Highlands, FL Cmnty Dev Dist Spl Assmt (f)	5.550	05/01/36	445,421
975	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	990,054
2,175	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	2,229,462

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000%	12/01/34	$838,744
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	868,032
3,000	Hillsborough Cnty, FL Solid Waste & Res Recovery Rev, Ser A (BHAC Insd) (AMT)	4.500	09/01/34	2,761,620
5,000	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/26	5,037,450
5,000	Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys Rfdg	5.000	11/15/32	4,855,700
660	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 2/19/08, Cost $660,000) (c)	6.800	05/01/38	567,580
425	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 2/19/08, Cost $425,000) (c)	6.900	05/01/17	400,898
1,515	Miami Beach, FL Stormwtr Rev (NATL Insd)	5.250	09/01/25	1,534,953
2,700	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	2,712,663
2,000	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (NATL Insd) (AMT)	5.375	10/01/25	2,014,680
5,000	Miami-Dade Cnty, FL Aviation, Ser A (AGM Insd) (AMT)	5.125	10/01/35	5,000,150
595	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	583,487

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$700	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500%	07/01/32	$608,482
930	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	887,369
570	Overoaks, FL Cmnty Dev Dist Cap Impt Rev, Ser A (f)	6.125	05/01/35	323,931
1,100	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	993,179
2,600	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	3,005,860
1,400	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,297,338
3,250	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	3,563,397
590	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	331,775
400	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.250	10/01/27	352,952
500	Seminole Tribe FL Spl Oblig Rev, Ser A (d)	5.750	10/01/22	489,475
905	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	589,363
1,840	South Vlg Cmnty Dev Dist FL Cap Impt Rev, Ser A	5.700	05/01/35	1,360,110
800	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	759,264

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,060	Tallahassee, FL Lease Rev FL St Univ Proj, Ser A (NATL Insd)	5.500%	08/01/18	$1,074,564
200	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	174,956
2,075	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,718,328
1,000	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750	10/15/29	1,002,230
500	World Comm Cmnty Dev Dist FL Spl Assmt (f)	5.500	05/01/38	165,650

				71,622,669

	Georgia 2.2%
3,500	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (AGM Insd) (a)	5.000	01/01/33	3,543,925
1,045	Atlanta, GA Tax Alloc Beltline Proj, Ser B	6.750	01/01/20	1,082,191
205	Atlanta, GA Tax Alloc Beltline Proj, Ser B	7.375	01/01/31	211,255
1,200	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	1,313,040
1,300	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	1,412,307
1,200	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	1,293,444
1,000	Augusta, GA Gen Arpt Rev Passenger, Ser B (AMT)	5.350	01/01/28	955,450

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Georgia (continued)
$1,500	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100%	06/01/23	$1,542,405

				11,354,017

	Hawaii 0.4%
2,050	Hawaii St Arpts Sys Rev Ser A	5.000	07/01/39	2,069,086

	Idaho 0.5%
750	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500	11/01/23	856,162
1,000	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,110,630
845	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125	11/15/27	751,425

				2,718,217

	Illinois 15.0%
1,000	Bartlett, IL Tax Increment Rev Sr Lien Quarry Redev Proj Rfdg	5.600	01/01/23	858,980
2,000	Bolingbrook, IL Sales Tax Rev Bolingbrook	6.250	01/01/24	1,263,540
725	Bourbonnais, IL Indl Proj Rev Olivet Nazarene Univ Proj	5.500	11/01/40	717,547
3,800	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd)	5.000	12/01/27	3,976,358
3,975	Chicago, IL Brd Ed Rfdg, Ser C (AGM Insd) (a)	5.000	12/01/27	4,159,480
740	Chicago, IL Increment Alloc Rev Diversey Narragansett Proj	7.460	02/15/26	740,222
5,000	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien Rfdg, Ser A (NATL Insd) (AMT)	5.375	01/01/32	5,000,100

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$3,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250%	01/01/24	$3,727,815
11,500	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/25	12,179,420
4,000	Chicago, IL O’Hare Intl Arpt Rev, Ser A (AGM Insd) (a)	5.000	01/01/33	4,063,040
465	Chicago, IL Proj Rfdg, Ser C (NATL Insd)	5.500	01/01/40	470,910
3,100	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	3,415,518
80	Cook Cnty, IL Sch Dist No 107 (e)	7.000	12/01/10	81,830
545	Cook Cnty, IL Sch Dist No 107	7.000	12/01/10	556,570
982	Cortland, IL Spl Tax Rev Sheaffer Sys Proj (Acquired 5/02/06, Cost $972,180) (c)	5.500	03/01/17	607,426
1,000	Deerfield, IL Ed Fac Chicagoland Jewish High Sch Proj (f)	6.000	05/01/41	499,800
1,000	Gilberts, IL Spl Svc Area No 19 Spl Tax The Conservancy Proj, Ser 1 (f)	5.375	03/01/16	543,410
900	Granite City Madison Cnty Ill Waste Mgmt Inc Proj (AMT) (b)	3.500	05/01/27	905,022
2,145	Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac, Ser A	7.375	07/01/25	2,168,059
1,565	Illinois Ed Fac Auth Rev DePaul Univ (AMBAC Insd) (Prerefunded @ 10/01/10)	5.625	10/01/15	1,594,782
1,125	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,181,891

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500%	04/01/37	$968,670
2,825	Illinois Fin Auth Rev Kewanee Hosp Proj	5.100	08/15/31	2,272,769
1,000	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/25	930,390
1,350	Illinois Fin Auth Rev Landing at Plymouth Pl Proj, Ser A	6.000	05/15/37	1,165,752
2,200	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	2,389,332
1,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	1,526,630
3,500	Illinois Fin Auth Rev Osf Hlthcare Sys, Ser A	5.750	11/15/37	3,480,575
1,250	Illinois Fin Auth Rev Riverside Hlth Sys	6.250	11/15/35	1,322,963
1,905	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	2,155,946
3,500	Illinois Fin Auth Rev Sherman Hlth Sys 2007, Ser A	5.500	08/01/37	3,245,445
1,700	Illinois Fin Auth Rev Temps 65 Pk Pl Elmhurst, Ser D-2	7.000	11/15/15	1,705,338
725	Illinois Hlth Fac Auth Rev Evangelical Hosp Rfdg, Ser C (AGM Insd)	6.750	04/15/12	772,886
250	Lake Cnty, IL Cmnty Unit Sch Dist No 116 Round Lake (Radian Insd) (e)	7.600	02/01/14	307,570
2,675	Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl Expn, Ser A (NATL Insd)	5.250	06/15/42	2,695,384

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$139	Pingree Grove Vlg, IL Spl Svc Area No 1 Spl Tax Cambridge Lakes Proj, Ser 05	5.250%	03/01/15	$129,691
848	Volo Vlg, IL Spl Svc Area No 3 Spl Tax Symphony Meadows Proj, Ser 1	6.000	03/01/36	685,404
675	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd) (e)	*	01/01/16	603,396
425	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (FGIC Insd) (e)	*	01/01/19	329,660
1,335	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (NATL Insd)	*	01/01/16	1,095,020
990	Will Cnty, IL Cmnty Sch Dist No 161 Summit Hill Cap Apprec (NATL Insd)	*	01/01/19	672,834
525	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	473,912
991	Yorkville, IL Utd City Spl Svc Area Spl Tax No 2004-107 Raintree Vlg IL Proj	6.250	03/01/35	555,981
961	Yorkville, IL Utd City Spl Svc Area Tax No 2005-108 Autumn Creek IL Proj	6.000	03/01/36	750,387

				78,947,655

	Indiana 2.4%
1,000	Allen Cnty, IN Juvenile Just Ctr First Mtg (AMBAC Insd)	5.500	01/01/18	1,031,180

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana (continued)
$700	Crown Point, IN Econ Dev Rev Temp Wittenberg Vlg Proj, Ser C-1	7.250%	11/15/14	$701,750
1,440	Indiana Fin Auth Hosp Rev Deaconess Hosp Oblig, Ser A	6.750	03/01/39	1,576,224
5,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr B-6 (a)	5.000	11/15/36	5,702,424
1,600	Indiana St Fin Auth Environmental Fac Rev IN Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	1,744,288
1,500	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950	12/01/29	1,517,415
500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (d)	5.750	09/01/42	462,925

				12,736,206

	Iowa 0.7%
600	Jefferson Cnty, IA Hosp Rev Jefferson Cnty Hosp Proj, Ser C	5.950	08/01/37	506,280
1,300	Pottawattamie Cnty, IA Rev Christian Homes Inc Rfdg, Ser E	5.750	05/15/26	1,233,960
1,375	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	986,219
1,500	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	1,076,190

				3,802,649

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas 1.7%
$1,400	Burlington, KS Environmental Impt Rev KC Pwr Lt Rfdg, Ser B (Syncora Insd) (b)	5.000%	12/01/23	$1,433,964
70	Cowley Cnty, KS Uni Sch Dist No 465 Winfield Impt & Rfdg (NATL Insd)	5.250	10/01/22	76,725
3,500	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	3,795,785
2,000	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/24	1,813,980
1,200	Manhattan, KS Hlthcare Fac Rev Meadowlark Hills Retirement, Ser A	5.000	05/15/36	951,036
700	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	633,213
400	Overland Pk, KS Dev Corp Rev First Tier Overland Pk, Ser A (Prerefunded @ 1/01/11)	7.375	01/01/32	415,700

				9,120,403

	Kentucky 2.0%
1,600	Kentucky Econ Dev Fin Auth Hosp Fac Rev Owensboro Med Hlth Sys, Ser A	6.500	03/01/45	1,680,448
1,500	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,639,650
1,610	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,802,846

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kentucky (continued)
$1,815	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250%	02/01/25	$2,022,836
3,545	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	3,534,719

				10,680,499

	Louisiana 2.3%
989	Lakeshore Vlg Master Cmnty Dev Dist LA Spl Assmt	5.250	07/01/17	605,535
1,675	Louisiana Loc Govt Environmental Fac Pkg Fac Corp Garage Proj, Ser A (AMBAC Insd)	5.200	10/01/19	1,684,078
2,000	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,323,340
5,480	Louisiana St Univ & Agric & Mechanical College Univ Rev Master Agreement (Acquired 11/30/98, Cost $5,480,484) (c)	5.750	10/30/18	5,242,412
2,000	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	2,126,000

				11,981,365

	Maryland 1.2%
1,080	Maryland St Econ Dev Corp Econ Dev Rev Term Proj, Ser B	5.750	06/01/35	1,113,448
765	Maryland St Econ Dev Corp Econ Dev Rev Trans Fac Proj, Ser A	5.375	06/01/25	785,226

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Maryland (continued)
$1,000	Maryland St Econ Dev Corp Rev Sr Lien Chesapeake Bay Rfdg, Ser A	5.000%	12/01/31	$737,290
500	Maryland St Hlth & Higher Ed Fac Auth Rev King Farm Presbyterian Cmnty, Ser A	5.250	01/01/27	420,090
1,400	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	1,371,062
1,700	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125	03/01/24	1,711,815
425	Prince Georges Cnty, MD Spl Oblig Natl Harbor Proj	5.200	07/01/34	385,088

				6,524,019

	Massachusetts 4.7%
2,300	Massachusetts Dev Fin Agy Sr Living Fac Rev, Ser B2	6.250	06/01/14	2,302,461
2,765	Massachusetts St Dev Fin Agy Proj, Ser R-2 (NATL Insd)	5.125	02/01/34	2,725,986
580	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.100	09/01/18	577,042
1,000	Massachusetts St Dev Fin Agy Rev Boston Architectural Ctr (ACA Insd)	6.250	09/01/28	904,690
500	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	374,765
500	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/42	364,725

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$500	Massachusetts St Hlth & Ed Fac Auth Rev Bal Structured Ylg, Ser G (NATL Insd) (b)	5.000%	07/01/13	$500,790
1,800	Massachusetts St Hlth & Ed Fac Auth Rev Berklee College Music, Ser A	5.000	10/01/32	1,835,730
4,500	Massachusetts St Hlth & Ed Fac Auth Rev Harvard Univ, Ser B (a)	5.000	10/01/38	4,825,665
750	Massachusetts St Hlth & Ed Fac Auth Rev MA Inst Tech, Ser A	5.000	07/01/38	802,635
465	Massachusetts St Hlth & Ed Fac Auth Rev Partn Hlthcare Sys, Ser C (Prerefunded @ 7/01/11)	5.750	07/01/32	493,091
4,670	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500	08/15/35	4,699,328
2,650	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AGM Insd) (a)	5.000	08/15/30	2,782,845
1,200	Massachusetts St Wtr Res Auth, Ser B	5.000	08/01/22	1,378,224

				24,567,977

	Michigan 2.2%
2,715	Detroit, MI Sew Disp Rev Rfdg Sr Lien, Ser C-1 (AGM Insd)	7.000	07/01/27	3,182,849
1,430	Detroit, MI Wtr Supply Sys Rfdg Second Lien, Ser C (AGM Insd)	5.000	07/01/26	1,463,762
875	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	961,923

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Michigan (continued)
$400	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500%	01/15/47	$447,884
105	Michigan St Hsg Dev Rent Hsg Rev, Ser A (NATL Insd) (AMT)	5.300	10/01/37	105,176
1,500	Michigan St Strategic Fd Ltd Oblig Rev Detroit Edison Co Proj Rfdg, Ser C (Syncora Gtd) (AMT)	5.450	12/15/32	1,449,135
5,630	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	4,082,538

				11,693,267

	Minnesota 1.4%
475	Chisago, MN Hlthcare Fac Rev CDL Homes LLC Proj	6.000	08/01/42	469,666
1,000	Inver Grove Heights, MN Presbyterian Homes Care Rfdg	5.500	10/01/41	883,890
1,850	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	2,127,611
1,200	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625	11/15/28	1,354,368
200	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	201,600
500	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/33	496,240
1,850	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	1,747,584

				7,280,959

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri 3.2%
$160	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625%	06/01/27	$160,083
1,000	Carthage, MO Hosp Rev	5.875	04/01/30	876,360
2,250	Carthage, MO Hosp Rev	6.000	04/01/38	1,874,205
1,300	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,183,897
1,400	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg	6.100	06/01/20	1,294,468
1,000	Ellisville, MO Indl Dev Auth Rev Gambrill Gardens Proj Impt & Rfdg	6.200	06/01/29	910,940
385	Fenton, MO Tax Increment Rev & Impt Gravois Bluffs Proj Rfdg (Prerefunded @ 10/01/11)	7.000	10/01/21	417,132
1,000	Joplin, MO Indl Dev Auth Indl Rev Christian Homes Inc Rfdg, Ser F	5.750	05/15/31	913,960
1,000	Kearney, MO (AMBAC Insd)	5.500	03/01/16	1,027,120
1,700	Kirkwood, MO Indl Dev Auth Retirement Cmnty Rev Temp 75 Aberdeen Hts, Ser C-1	7.500	11/15/16	1,712,461
815	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	781,096
1,200	Missouri St Hlth & Ed Fac Auth Rev Sr Living Fac Lutheran Rfdg, Ser B	5.125	02/01/27	1,162,980
675	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375	12/01/30	598,232

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$1,500	Saint Louis Cnty, MO Indl Dev Auth Sr Living Fac Rev Saint Andrews Res for Srs, Ser A	6.375%	12/01/41	$1,304,760
625	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	585,337
1,990	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	1,937,225

				16,740,256

	Nebraska 0.5%
2,620	Omaha Pub Pwr Dist NE Elec Rev Sys, Ser A (a)	5.000	02/01/34	2,695,770

	Nevada 2.8%
4,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250	07/01/34	3,671,200
75	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (BHAC Insd) (AMT)	4.750	09/01/36	67,348
5	Nevada Hsg Div Single Family Mtg Mezz, Ser D2 (AMT)	6.300	04/01/21	5,080
2,860	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/22	3,145,113
2,200	Nevada St Cap Impt & Cultural Affairs, Ser C (a)	5.000	06/01/23	2,418,912
930	Reno, NV Cap Impt Rev (NATL Insd)	5.125	06/01/26	923,462

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$1,570	Reno, NV Cap Impt Rev (NATL Insd) (Prerefunded @ 6/01/12)	5.125%	06/01/26	$1,705,931
3,100	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	2,987,501

				14,924,547

	New Hampshire 0.3%
250	New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth	5.500	07/01/34	251,473
700	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	735,644
500	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Rfdg, Ser A (AMT) (b)	6.875	12/01/29	531,000

				1,518,117

	New Jersey 6.9%
375	Burlington Cnty, NJ Brdg Cmnty Econ Dev Rev Evergreens Proj	5.625	01/01/38	330,202
1,000	New Jersey Econ Dev Auth Econ Dev Rev Kapkowski Rd Landfill Proj Rfdg	5.750	04/01/31	995,720
25,000	New Jersey Econ Dev Auth St Contract Econ Recovery (NATL Insd)	5.900	03/15/21	29,814,000
1,650	New Jersey Econ Dev Auth Rev MSU Student Housing Proj Provident Group Montclair, LLC	5.875	06/01/42	1,675,080
1,450	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,458,164

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$580	New Jersey St Tpk Auth Tpk Rev, Ser C (AGM Insd)	6.500%	01/01/16	$716,433
1,000	New Jersey St Trans Tr Fd Auth Trans Sys, Ser A	5.750	06/15/18	1,192,810

				36,182,409

	New Mexico 1.2%
1,000	Farmington, NM Pollutn Ctl Rev Pub Svc NM San Juan, Rfdg, Ser A (b)	5.200	06/01/40	1,009,360
2,100	Farmington, NM Pollutn Ctl Rev Pub Svc NM San Juan, Rfdg, Ser C	5.900	06/01/40	2,125,116
1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 1/23/03, Cost $1,514,910) (c)	5.000	09/01/18	1,591,710
1,350	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	1,507,019

				6,233,205

	New York 13.2%
1,370	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.250	07/15/40	1,406,031
570	Brooklyn Arena Loc Dev Corp NY Barclays Ctr Proj	6.375	07/15/43	587,106
1,000	Metropolitan Trans Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/28	1,089,260
3,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	3,091,380
1,500	Metropolitan Transn Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/30	1,617,045

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,600	New York City Hsg Dev Corp Multi-Family Hsg Rev, Ser E1 (AMT)	5.350%	11/01/37	$1,638,480
400	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser A	6.250	03/01/15	400,556
2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750	03/01/15	2,035,520
1,000	New York City Liberty Dev Corp Rev Natl Sports Museum Proj, Ser A (Acquired 8/07/06, Cost $1,000,000) (c) (f)	6.125	02/15/19	10
2,500	New York City Muni Wtr Fin Auth Wtr & Swr Rev, Ser AA (a)	5.000	06/15/22	2,826,025
8,800	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/38	9,126,656
2,500	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/39	2,592,800
85	New York City, Ser A-1	5.750	08/01/12	85,358
3,000	New York City, Ser G	5.000	12/01/27	3,167,070
4,775	New York City, Ser I-1 (a)	5.000	02/01/26	5,146,018
3,400	New York City Transitional Fin Auth Bldg Aid Rev Fiscal 2009, Ser S-3	5.250	01/15/39	3,644,392
6,800	New York St Dorm Auth Rev City Univ Sys Cons, Ser A	5.625	07/01/16	7,742,004
3,000	New York St Dorm Auth Rev Non St Supported Sch Dist Fin Prog, Ser C (AGL Insd)	5.000	10/01/23	3,335,310

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$1,000	New York St Mtg Agy Homeowner Mtg Rev 145 (AMT)	5.125%	10/01/37	$1,008,070
1,800	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	1,995,210
2,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	2,202,820
8	Plainedge, NY Uni Free Sch Dist No. 2063 (Acquired 7/25/97, Cost $7,912) (c)	6.000	06/01/12	8,052
9,900	Port Auth NY & NJ Cons 144th (a)	5.000	10/01/35	10,430,542
600	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (d)	5.000	12/01/23	494,502
3,000	Triborough Brdg & Tunl Auth Gen Purp, Ser A	5.000	01/01/27	3,057,120
1,000	Westchester Tob Asset Sec Corp NY	5.000	06/01/26	912,930

				69,640,267

	North Carolina 1.8%
800	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	715,184
8,300	North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (NATL Insd)	6.000	01/01/12	8,910,382

				9,625,566

	North Dakota 0.8%
1,500	Grand Forks, ND Sr Hsg Rev 4000 Vly Square Proj Rfdg	5.300	12/01/34	1,179,090

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	North Dakota (continued)
$1,000	McLean Cnty, ND Solid Waste Fac Rev Great River Energy, Ser B	5.150%	07/01/40	$1,013,140
2,000	Ward Cnty, ND Hlthcare Fac Rev Trinity Obligated Group Rfdg	5.125	07/01/29	1,883,260

				4,075,490

	Ohio 8.7%
300	Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp Proj	6.250	09/01/20	251,793
3,190	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750	06/01/34	2,387,460
3,630	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.875	06/01/30	2,865,740
1,825	Cleveland, OH Rfdg (AGM Insd)	5.500	10/01/19	2,203,742
400	Cuyahoga Cnty, OH Hlthcare & Indpt Living Fac Rev Eliza Jennings Sr Care, Ser A	5.750	05/15/27	372,852
1,475	Lorain Cnty, OH Hosp Rev Fac Catholic Rfdg, Ser C-1 (AGM Insd)	5.000	04/01/24	1,562,497
2,270	Montgomery Cnty, OH Hosp Rev Kettering Med Ctr Impt & Rfdg (NATL Insd)	6.250	04/01/20	2,668,930
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (AGM Insd) (a)	5.000	10/01/41	1,639,414
1,550	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,640,938

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250%	11/15/39	$1,053,570
8,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (BHAC Insd) (AMT) (a)	4.800	09/01/36	8,036,160
2,700	Ohio St Air Quality Dev Auth Rev Rfdg Pollutn Ctl First Energy, Ser C	5.625	06/01/18	2,982,177
1,250	Ohio St Bldg Auth St Fac Admin Bldg Fd Proj, Ser A (AGM Insd)	5.000	04/01/22	1,312,400
2,000	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009-A	6.750	01/15/39	2,139,920
1,585	Ohio St Higher Ed Fac Commn Summa Hlth Sys 2010 Proj	5.750	11/15/35	1,589,549
4,000	Ohio St Hosp Fac Rev Cleveland Clinic Hlth, Ser B (a)	5.125	01/01/28	4,222,240
1,000	Ohio St Hosp Fac Rev Cleveland Clinic Hlth, Ser B (a)	5.500	01/01/34	1,070,120
2,565	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.300	09/01/28	2,658,828
1,968	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser D (GNMA Collateralized) (AMT) (a)	5.400	03/01/33	2,032,157
2,101	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,201,680

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,000	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg First Energy, Ser A (b)	5.875%	06/01/33	$1,105,600

				45,997,767

	Oklahoma 0.6%
1,470	Chickasaw Nation, OK Hlth Sys (d)	6.250	12/01/32	1,557,612
1,240	Kay Cnty, OK Home Fin Auth Rev Single Family Mtg Rfdg, Ser A (AMBAC Insd) (e)	7.000	11/01/11	1,342,498
390	Oklahoma Hsg Fin Agy Single Family Rev Mtg (GNMA Collateralized) (AMT)	7.997	08/01/18	404,629

				3,304,739

	Pennsylvania 2.9%
875	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	692,878
385	Allegheny Cnty, PA San Auth Swr Rev (NATL Insd)	5.500	12/01/30	389,951
1,000	Delaware Riv Port Auth PA & NJ Rev, Ser D	5.000	01/01/35	1,019,910
1,900	Franklin Cnty, PA Indl Dev Rev Auth Rev Chambersburg Hosp Proj	5.375	07/01/42	1,904,978
240	Lehigh Cnty, PA Gen Purp Auth Rev First Mtg Bible Fellowship Proj Rfdg, Ser A	5.400	12/15/10	239,784
875	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care	6.250	02/01/35	712,390

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Pennsylvania (continued)
$400	Montgomery Cnty, PA Indl Dev Auth Rev Mtg Whitemarsh Continuing Care Proj	6.125%	02/01/28	$342,032
1,825	Pennsylvania St Tpk Com Tpk Rev Sub, Ser A (AGL Insd)	5.000	06/01/39	1,883,418
2,250	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (g)	0.000/6.000	12/01/28	1,690,357
1,400	Pennsylvania St Tpk Commn Tpk Rev Conv Cap Apprec Sub, Ser B-2 (g)	0.000/6.000	12/01/34	1,045,086
1,300	Pennsylvania St Tpk Commn Tpk Rev Sub, Ser B-1	5.000	12/01/37	1,309,087
1,000	Philadelphia, PA Auth Indl Dev PA Arpt Sys Proj, Ser A (NATL Insd) (AMT)	5.125	07/01/19	1,018,610
2,675	Pittsburgh, PA, Ser A (AMBAC Insd)	5.500	09/01/17	2,757,470

				15,005,951

	Rhode Island 0.3%
1,375	Tobacco Settlement Fin Corp, Ser A	6.250	06/01/42	1,300,709

	South Carolina 2.3%
1,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/25	1,070,890
3,000	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist (a)	5.250	12/01/26	3,194,760
900	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.125	10/01/26	760,059

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$1,000	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Commons Rfdg	5.300%	10/01/36	$803,020
1,960	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	2,012,156
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev & Impt Palmetto Hlth Rfdg	5.750	08/01/39	1,007,680
2,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	2,618,600
725	South Carolina Jobs Econ Dev Auth Rev Woodlands at Furman Proj, Ser A	6.000	11/15/27	586,278
235	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	235,207

				12,288,650

	Tennessee 2.4%
400	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	452,696
4,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500	07/01/25	4,530,520
3,000	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	2,955,030

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$2,650	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (AGM Insd) (a)	5.250%	09/01/27	$2,797,340
1,500	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Trezevant Manor Proj, Ser A	5.625	09/01/26	1,465,350
365	Tennessee Hsg Dev Agy Home Ownership Pgm 2-A (AMT)	5.700	07/01/31	365,193

				12,566,129

	Texas 13.9%
1,575	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,571,645
1,000	Brazos Riv TX Hbr Nav Dist Brazoria Cnty Rev Rfdg Dow Chemical Co	5.250	10/01/11	1,020,630
670	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	716,337
1,225	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,386,455
1,440	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,624,968
1,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	1,006,340
700	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750	11/01/18	702,170
1,325	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,329,545
5,250	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	5,450,498

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$730	Fort Worth, TX Wtr & Swr Rev Impt & Rfdg	5.750%	02/15/16	$731,679
770	Fort Worth, TX Wtr & Swr Rev Impt & Rfdg (Prerefunded @ 8/15/10)	5.750	02/15/16	771,779
1,000	Gulf Coast Waste Disp Auth TX Waste Mgmt, Ser D (AMT)	4.550	04/01/12	1,027,290
825	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	941,746
1,000	Harris Cnty, TX Indl Dev Corp Solid Waste Disp Rev Deer Pk Refng Proj	5.000	02/01/23	1,038,330
1,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (AGM Insd) (AMT)	5.625	07/01/30	1,000,340
130	Houston, TX Pub Impt & Rfdg (AGM Insd)	5.750	03/01/15	130,588
2,750	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (AGM Insd)	5.000	11/15/36	2,849,192
3,320	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,422,123
1,100	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/32	1,040,303
1,250	Lufkin, TX Hlth Fac Dev Corp Hlth Sys Rev Mem Hlth Sys East TX	5.500	02/15/37	1,164,350
1,250	Matagorda Cnty, TX Navig Dist No 1 Rev Coll Centerpoint Energy Proj Rfdg (b)	5.600	03/01/27	1,261,487
1,200	McLennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,313,820

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,800	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj (Prerefunded @ 1/01/11)	7.250%	01/01/31	$1,847,448
1,500	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	1,631,580
2,400	North Central, TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC Insd)	5.250	08/15/32	2,449,896
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,062,810
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,099,310
1,250	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,364,225
1,550	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	1,701,481
2,850	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	3,012,649
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	934,400
2,700	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750	11/15/37	2,451,762
5,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svc Inc Proj	5.250	11/15/37	5,298,865

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$450	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home Proj	5.750%	02/15/25	$409,095
1,200	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Home, Ser B-2	6.500	02/15/14	1,204,704
3,300	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,623,268
2,500	Texas A & M Univ Rev Fin Sys, Ser A	5.000	05/15/27	2,764,625
80	Texas Muni Pwr Agy Rev (NATL Insd) (e)	*	09/01/15	73,127
1,550	Texas Private Activity Surface Trans Corp Sr Lien Nt Mobility	6.875	12/31/39	1,615,379
140	Texas St Pub Ppty Fin Corp Rev Mental Hlth & Retardation Rfdg (AGM Insd)	5.500	09/01/13	140,437
5,750	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	6,254,908
3,000	Tyler, TX Hlth Fac Dev Corp Hosp Rev & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	2,833,980

				73,275,564

	Utah 0.1%
800	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	739,832

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Vermont 0.2%
$1,000	Vermont Econ Dev Auth Mtg Rev Wake Robin Corp Proj, Ser A	5.375%	05/01/36	$870,230

	Virginia 1.1%
750	Peninsula Town Ctr Cmnty Dev Auth VA Spl Oblig	6.350	09/01/28	745,170
2,590	Tobacco Settlement Fin Corp VA	5.500	06/01/26	2,901,033
1,868	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,885,466

				5,531,669

	Washington 1.7%
5,000	Bellevue, WA Convention Ctr Auth Spl Oblig Rev Rfdg (NATL Insd)	*	02/01/24	2,814,650
1,350	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,170,774
2,000	Port Seattle, WA Rev, Ser B (NATL Insd) (AMT)	5.625	02/01/24	2,002,560
1,345	Tacoma, WA Elec Sys Rev Rfdg, Ser A (AGM Insd)	5.750	01/01/15	1,386,157
1,545	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 5/7/08, Cost $1,545,000) (c)	6.000	01/01/27	1,522,721

				8,896,862

	West Virginia 1.5%
3,500	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	3,389,400

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	West Virginia (continued)
$1,060	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500%	06/01/34	$1,070,250
1,020	West Virginia St Hosp Fin Auth Hosp Rev Rfdg & Impt Utd Hlth Sys, Ser C	5.500	06/01/39	1,034,168
1,000	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,027,160
1,100	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,125,993

				7,646,971

	Wisconsin 3.0%
450	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375	11/01/21	466,213
410	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	415,289
2,545	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	2,660,976
3,200	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	3,329,152
1,010	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,129,837
5,000	Wisconsin St Hlth & Ed Fac Auth Mercy Hlth Sys Corp (AMBAC Insd)	5.500	08/15/25	5,025,350
1,000	Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlthcare Inc, Ser B (b)	5.125	08/15/27	1,068,570

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin (continued)
$400	Wisconsin St Hlth & Ed Fac Auth Rev Beaver Dam Cmnty Hosp Inc, Ser A	6.000%	08/15/19	$405,560
1,305	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Grp	6.625	02/15/39	1,424,394

				15,925,341

	Wyoming 0.4%
1,200	Sweetwater Cnty, WY Pollutn Ctl Rev ID Pwr Co Proj Rfdg	5.250	07/15/26	1,281,036
1,000	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	987,520

				2,268,556

	Guam 0.1%
550	Guam Pwr Auth Rev, Ser A (AMBAC Insd)	5.250	10/01/34	527,087

	Puerto Rico 3.2%
2,100	Puerto Rico Elec Pwr Auth Pwr Rev, Ser CCC	5.250	07/01/27	2,176,314
2,100	Puerto Rico Elec Pwr Auth Pwr Rev, Ser XX	5.250	07/01/40	2,121,756
1,500	Puerto Rico Elec Pwr Auth Rev, Ser WW	5.250	07/01/33	1,515,900
65	Puerto Rico Pub Bldgs Auth Rev Govt Fac, Ser I (Comwth Gtd) (Prerefunded @ 7/01/14)	5.250	07/01/33	75,198
2,825	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	2,960,035

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Puerto Rico (continued)
$2,000	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.375%	08/01/39	$2,029,720
2,300	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A	5.500	08/01/42	2,350,347
3,500	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser C	5.250	08/01/41	3,517,570

				16,746,840

	Virgin Islands 0.4%
1,775	Virgin Islands Pub Fin Auth Rev Matching Fd Ln Lien, Ser A	5.000	10/01/25	1,803,897

Total Investments 159.0% (Cost $833,773,752)				836,532,117

Liability for Floating Rate Note Obligations Related to Securities Held (21.3%) (Cost $112,125,000)
$(112,125)	Notes with interest rate ranging from 0.27% to 0.73% at July 31,2010 and contractual maturities of collateral ranging from 2022 to 2041. (h)
				(112,125,000)

Total Net Investments 137.7% (Cost $721,648,752)				724,407,117

Other Assets in Excess of Liabilities 2.5%				13,095,648

Preferred Shares (including accrued distributions) (40.2%)				(211,262,659)

Net Assets Applicable to Common Shares 100.0%				$526,240,106

Percentages are calculated as a percentage of net assets applicable to common shares.

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.9% of net assets applicable to common shares.

(d)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(e)	Escrowed to Maturity

(f)	Non-income producing security.

(g)	Security is a “step up” bond where the coupon increases or steps up at a predetermined date.

(h)	Floating rate notes. The interest rates shown reflect the rate in effect at July 31, 2010.
ACA — American Capital Access

AGC — AGC Insured Custody Certificates

AGL — Assured Guaranty Ltd.

AGM — Assured Guaranty Municipal Corp.

AMBAC — AMBAC Indemnity Corp.

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corp.

Comwth — Commonwealth of Puerto Rico

FGIC — Financial Guaranty Insurance Co.

GNMA — Government National Mortgage Association

NATL — National Public Finance Guarantee Corp.

Radian — Radian Asset Assurance

Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Fair Value Measurements Generally Accepted Accounting Principles (GAAP) defines fair value as the price that theTrust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 –	Prices are based on quoted prices in active markets for identical investments

Level 2 –	Prices are based on other significant observable inputs which may include quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.

Level 3 –	Prices are based on significant unobservable inputs including the Trust’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
     The following is a summary of the inputs used as of July 31, 2010 in valuing the Trust’s investments carried at value.

Invesco Van Kampen Municipal Trust
Schedule of Investments ▪ July 31, 2010 (Unaudited) continued

	Level 1	Level 2	Level 3
	Quoted	Other Significant	Significant
	Prices	Observable Inputs	Unobservable Inputs	Total

Investments in an Assets Position
Municipal Bonds	$-0-	$836,532,117	$—	$836,532,117

Investment Securities Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$40,299,069

Aggregate unrealized (depreciation) of investment securities	($29,418,911)

Net unrealized appreciation of investment securities	$10,880,158

Cost of Investments for tax purposes is $713,530,819

Item 2. Controls and Procedures.
(a)	As of September 16, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of , September 16, 2010, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Van Kampen Municipal Trust
By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: September 29, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows
Colin Meadows
Principal Executive Officer

Date: September 29, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: September 29, 2010

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.